Offerings - Offering: 1	Aug. 29, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.007 per share
Amount Registered | shares	12,611,253
Proposed Maximum Offering Price per Unit | $ / shares	0.253
Maximum Aggregate Offering Price	$ 3,190,647.01
Fee Rate	0.01531%
Amount of Registration Fee	$ 488.49
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”), based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The Nasdaq Capital Market on August 27, 2025.Pursuant to Rule 416 under the Securities Act, the shares of common stock offered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Represents the resale of (i) 4,304,343 shares of Common Stock issuable upon the conversion of 990 shares of Series B Convertible Preferred Stock; (ii) 6,714,780 shares of Common Stock issuable upon the exercise of common warrants to purchase 6,714,780 shares of Common Stock; (iii) 1,430,000 shares of Common Stock issuable upon the exercise of common warrants to purchase 1,430,000 shares of Common Stock purchased by certain existing warrant holders in a private placement transaction pursuant to the terms of a warrant inducement letter agreement dated as of August 13, 2025, between us and the Warrant Inducement Holders; and (iv) 162,130 shares of Common Stock issuable upon the exercise of warrants to purchase 162,130 shares of Common Stock issued to designees of WallachBeth Capital LLC.